Investment in associated companies	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investment in associated companies
Impairment loss on marketable securities and investments in associated companies

Seadrill Partners - Common Units - Impairment of marketable securities
Seadrill deconsolidated Seadrill Partners in January 2014, recognizing its investments in common units at market value of $30.60. Seadrill also purchased further units in 2014 at a similar price. In October 2014, the share price began to fall below $30.60 and fell to $9.40 at September 30, 2015, as a result of deteriorating market conditions in the oil and gas industry and supply and demand conditions in the ultra-deepwater offshore drilling sector. During the period between June 30, 2015 and September 30, 2015, Seadrill Partners’ unit price fell by approximately 20%, on both a spot price and trailing three month average basis. At September 30, 2015 management determined that the investment in Seadrill Partners’ common units was other than temporarily impaired due to the length and severity of the reduction in value below historic cost. As a result the Company has impaired the investment, recognizing an impairment charge of $574 million within “Loss on impairment of investments.” This impairment charge represents a reclassification of losses previously recognized within Other Comprehensive Income. The amount reclassified out of Accumulated other comprehensive income into earnings was determined on the basis of average cost.

Seadrill Partners - Subordinated units and direct ownership interests - Impairment of Equity Method Investment
Whilst the investments in Seadrill Partners held under the equity method are not publicly traded, the reduction in value of the publicly traded units is considered an indicator of impairment. At September 30, 2015, the Company determined the length and severity of the reduction in value of the traded units to be representative of an other than temporary impairment.

As such the Company has measured and recognized an other than temporary impairment of the subordinated units and direct ownership interests as at September 30, 2015.

The fair value of these investments was derived using an income approach which discounts future free cash flows (“DCF model”). The estimated future free cash flows associated with the investments are primarily based on expectations around applicable dayrates, drilling unit utilization, operating costs, capital and long term maintenance expenditures and applicable tax rates. The cash flows are estimated over the remaining useful economic lives of the underlying assets but no longer than 30 years in total, and discounted using an estimated market participant weighted average cost of capital of 8.5%, which was relevant to the investee. The DCF model derived an enterprise value of the investments, after which associated debt was subtracted to provide equity values. The implied valuation of Seadrill Partners derived from the DCF model was cross-checked against the market price of Seadrill Partners’ common units. The Company evaluated the difference by reviewing the implied control premium as compared to other market transactions within the industry. The Company deems the implied control premium to be reasonable in the context of the data considered.

As at September 30, 2015, the carrying value of the subordinated units was found to exceed the fair value by $125 million, and the carrying value of the direct ownership interests was found to exceed the fair value by $302 million. The company has recognized this impairment of the investments within “Loss on impairment of Investments” in the Statement of Operations.

The assumptions used in the DCF model were derived from unobservable inputs (classified as level 3) and are based on management’s judgments and assumptions available at the time of performing the impairment test.

Seadrill Partners - Member interest - Impairment of Cost method investments
The Company also holds the Seadrill member interest, which is a 0% non-economic interest, and which holds the rights to 100% of the Incentive Distribution Rights “IDRs” of Seadrill Partners. The Seadrill Member Interest and the IDRs in Seadrill Partners are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The fair value of the Company’s interest in the Seadrill Member and the attached IDRs at deconsolidation in January 2014, was determined using a Monte Carlo simulation method (“Monte Carlo model”). The method takes into account the cash distribution waterfall, historical volatility, estimated dividend yield and share price of the common units as of the deconsolidation date.

The reduction in value of the Seadrill Partners common units was determined to be an indicator of impairment of the Seadrill member interest. The fair value was determined using the Monte Carlo model, updated for applicable assumptions as at September 30, 2015. The carrying value of the investment was found to exceed the fair value by $106 million. The company has recognized this impairment within “Loss on impairment of Investments” in the Statement of Operations.

The assumptions used in the Monte Carlo model were derived from both observable and unobservable inputs (classified as level 3) and are based on management’s judgments and assumptions available at the time of performing the impairment test.

SapuraKencana - Impairment of marketable securities
During the period since September 30, 2014, to September 30, 2015, SapuraKencana’s share price fell by approximately 45% as a result of deteriorating market conditions in the oil and gas industry. Between June 30, 2015 and September 30, 2015, the value of the investment fell by approximately 20%, as a result of the declining share price and USD:MYR exchange rate. At September 30, 2015, management determined that the investment in SapuraKencana was other than temporarily impaired due to the length and severity of the reduction in value below historic cost. As a result the Company has impaired the investment, recognizing an impairment charge of $167 million within “Loss on impairment of investments.” This impairment charge represents a reclassification of losses previously recognized within Other Comprehensive Income. The amount reclassified out of Accumulated other comprehensive income into earnings was determined on the basis of average cost.

The table below summarizes the total impairments of investments made during the year ended December 31, 2015:

(In $ millions)	Year ended December 31, 2015
Impairments of Investment in associated companies
Seadrill Partners - Total direct ownership investments	302
Seadrill Partners - Subordinated units	125
Seadrill Partners - Seadrill member interest and IDRs	106
Total impairment of investments in associated companies	533

Impairments of Marketable securities (refer to Note 14)
Seadrill Partners - Common Units	574
SapuraKencana	167
Total impairment of marketable securities investments (reclassification from OCI)	741

Total impairment of investments	1,274

During the three months ended December 31, 2015 Seadrill Partners’ unit price has fallen further from approximately $9.40 at September 30, 2015 to $3.65 at December 31, 2015. Having assessed the length and severity of the implied fall in value and the prospects for Seadrill Partners, the Company has determined that a further other than temporary impairment of the investment has not occurred.

Investment in associated companies

The Company has the following investments that are or have been recorded using the equity method for the periods presented in these financial statements:

Ownership percentage	December 31, 2015	December 31, 2014	December 31, 2013
Archer	39.9%	39.9%	39.9%
Seabras Sapura Participacoes SA (”Seabras Sapura Participacoes”)	50.0%	50.0%	50.0%
Seabras Sapura Holding GmbH (”Seabras Sapura Holdco”)	50.0%	50.0%	50.0%
Itaunas Drilling B.V. (”Itaunas Drilling”)	30.0%	30.0%	30.0%
Camburi Drilling B.V. (”Camburi Drilling”)	30.0%	30.0%	30.0%
Sahy Drilling B.V. (”Sahy Drilling”)	30.0%	30.0%	30.0%
Seadrill Partners (”SDLP”)	Note 1	Note 1	Note 1
SeaMex Ltd. (”SeaMex”)	50.0%	—%	—%

(1)
As of the deconsolidation date of Seadrill Partners on January 2, 2014, we recognized our ownership interests in Seadrill Partners and direct ownership interests in Seadrill Partners subsidiaries, at fair value at the date of deconsolidation. Refer to Seadrill Partners paragraph below for additional information.

At the year-end the book values of the Company’s investment in associated companies are as follows:

(In US$ millions)	December 31, 2015	December 31, 2014
Archer	—	—
Seabras Sapura Participacoes	29	21
Seabras Sapura Holding	158	117
Itaunas Drilling	3	3
Camburi Drilling	6	6
Sahy Drilling	4	4
Seadrill Partners - Total direct ownership interests	1,767	2,091
Seadrill Partners - Subordinated Units	293	412
Seadrill Partners - Seadrill Member Interest and IDRs (1)	137	244
Seamex Ltd.	193	—
Total	2,590	2,898

(1)
The Seadrill Partners - Seadrill Member Interest and Incentive Distribution Rights (“IDR’s”) are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11 for more information.

The quoted market value for the investment in Archer as at December 31, 2015 was $22 million. Quoted market prices for all our other equity investments are not available because, other than Seadrill Partners Common Units, these companies are not publicly traded. Seadrill Partners subordinated units are not tradable and hence have no quoted market price.

Archer
Archer is a company listed on the Oslo Stock Exchange and provides drilling and well services. Prior to February 2011, Archer was a consolidated subsidiary. In February 2011, we deconsolidated Archer and as a result, Archer is accounted for as an associated company.

On February 8, 2013, we were allocated 82,003,000 shares in the private placement of Archer, amounting to a value of $98 million. In addition, as consideration for acting as an underwriter to the placement, the Company received another 2,811,793 shares, amounting to a value of $3 million. The consideration for the shares was settled against the existing $55 million loan to Archer, with the remainder of the consideration funded by a $43 million loan from Archer, which was repaid on February 27, 2013.

As of December 31, 2015 we held 39.9% of the outstanding shares of Archer.

For transactions and balances with Archer, please refer to Note 31 – Related party transactions.

Seabras Sapura Participacoes and Seabras Sapura Holdco
Seabras Sapura Participacoes SA is a company incorporated in Brazil, which is currently constructing one pipe-laying vessel. It is 50% owned by TL Offshore Sdn. Bhd., a subsidiary of SapuraKencana, and 50% owned by the Company.

Seabras Sapura Holdco Ltd is a company incorporated in Bermuda, which is owns five pipe-laying vessels, of which one is under construction. It is 50% owned by TL Offshore Sdn. Bhd. and 50% owned by the Company. During 2014 Seabras Sapura Holdco Ltd was transferred into a new company Seabras Sapura Holding GmbH (a company incorporated in Austria).

For transactions and balances with Seabras Sapura Participacoes and Seabras Sapura Holdco, please refer to Note 31 – Related party transactions.

Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Itaunas Drilling BV is a company incorporated in Holland, which is currently constructing a drillship. It is 70% owned by Sete International GmbH and 30% owned by the Company.

Camburi Drilling BV is a company incorporated in Holland, which is currently constructing a drillship. It is 70% owned by Sete International GmbH and 30% owned by the Company.

Sahy Drilling BV is a company incorporated in Holland, which is currently constructing a drillship. It is 70% owned by Sete International GmbH and 30% owned by the Company.

Seadrill Partners
As a result of the deconsolidation of Seadrill Partners on January 2, 2014, the Company has derecognized the assets and liabilities of Seadrill Partners and its subsidiaries, and has recognized its ownership interests in Seadrill Partners and its direct ownership interests in Seadrill Partners subsidiaries, Seadrill Capricorn Holdings LLC, Seadrill Operating LP, Seadrill Deepwater Drillship Ltd and its indirect ownership of Seadrill Mobile Units through another wholly owned subsidiary, at fair value at the date of deconsolidation. For further discussion please refer to Note 11 of the consolidated financial statements.

Seadrill’s investment in Seadrill Partners accounted for under the equity method is comprised of the following:

(a) Subordinated units - the Company’s holding in the subordinated units of Seadrill Partners are accounted for under the equity method on the basis that the subordinated units are considered to be ‘in-substance common stock’. The subordination period will end on the satisfaction of various tests as prescribed in the Operating Agreement of Seadrill Partners, but will not end before September 30, 2017 except upon removal of the Seadrill Member. Upon the expiration of the subordination period, the subordinated units will convert into common units.

(b) Direct Ownership interests - Seadrill holds ownership interests in the following entities controlled by Seadrill Partners as at December 31, 2015:

i.	42% in Seadrill Operating LP: Seadrill Operating LP is a limited partnership and is controlled by its General Partner, Seadrill Operating GP LLC, which is wholly owned by Seadrill Partners.

ii.	49% Seadrill Capricorn Holdings LLC: Seadrill Capricorn Holdings LLC is a limited liability company. There is only one class of member interest which is deemed to represent voting common stock.

iii.
39% in Seadrill Deepwater Drillship Ltd and 39% indirect interest in Seadrill Mobile Units (Nigeria) Ltd.: Both entities are limited companies and only have one class of stock, which is deemed to represent voting common stock.

All of the Company’s direct ownership interests are accounted for under the equity method as the Company is deemed to have significant influence over these entities through its voting rights and by virtue of Seadrill’s representation on the board of Seadrill Partners.

Sale of 28% limited partner interest in Seadrill Operating LP
On July 21, 2014, the Company sold a 28% limited partner interest in Seadrill Operating LP, a subsidiary of Seadrill Partners, to Seadrill Partners for cash consideration of $373 million. This resulted in a loss on sale of investment of $88 million, which has been recognized within “share in results from associated companies” in the Company’s consolidated statement of operations. The Company will continue to account for its remaining 42.0% limited partner interest in Seadrill Operating LP under the equity method.

Impairment
During the year ended December 31, 2015, the Company recognized an other than temporary impairment on the equity method investments in Seadrill Partners for a total of $533 million. Refer to Note 8 for more information.

For transactions and balances with Seadrill Partners, please refer to Note 31 – Related party transactions.

SeaMex
During the year ended December 31, 2014, the Company entered into a joint venture agreement with an investment fund controlled by Fintech, for the purpose of owning and managing certain jack-up drilling units located in Mexico under contract with Pemex. The transaction was completed on March 10, 2015, when Fintech subscribed for a 50% ownership interest in the joint venture company, SeaMex, which was previously 50% owned by the Company, and SeaMex simultaneously purchased the jack-up drilling rigs from Seadrill Limited. As a result of the transaction the Company no longer controls the entities that own and operate these jack-up drilling units, and accordingly the Company has deconsolidated these entities as of March 10, 2015, and has recognized its remaining 50% investment in the joint venture at fair value. The fair value of the retained 50% equity interest in the SeaMex joint venture was determined by reference to the price paid by Fintech to obtain a 50% equity interest in the disposal group from Seadrill. Seadrill accounts for its 50% investment in the joint venture under the Equity Method. Refer to Note 11 for further information.

During the year ended December 31, 2015 both the JV partners have each made an additional $19 million of equity investment in SeaMex while retaining their 50% share in the JV.

For transactions and balances with SeaMex, please refer to Note 31 – Related party transactions.

Summary financial information of the equity method investees
Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of December 31, 2015
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non-Controlling interest
Archer	363	904	319	751	—
Seabras Sapura Participacoes	76	308	79	258	—
Seabras Sapura Holding	133	1,183	80	1,199	—
Seadrill Partners	892	5,949	847	3,897	1,133
SeaMex	218	1,157	176	799	—
Total	1,682	9,501	1,501	6,904	1,133

	December 31, 2014
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non-Controlling interest
Archer	633	1,171	441	817	—
Seabras Sapura Participacoes	17	194	14	149	—
Seabras Sapura Holding	104	690	52	730	—
Seadrill Partners	762	5,585	686	3,617	1,116
SeaMex	—	—	—	—	—
Total	1,516	7,640	1,193	5,313	1,116

Summarized statement of operations information for the Company’s equity method investees is as follows:

	Year ended December 31, 2015
(In US$ millions)	Operating revenues	Net operating income	Net income	Net income attributable to non-controlling interest
Archer	1,321	(13)	(359)	—
Seabras Sapura Participacoes	53	3	1	—
Seabras Sapura Holding	124	76	51	—
Seadrill Partners	1,742	844	488	231
Seamex	238	79	24	—
Total	3,478	989	205	231

	Year ended December 31, 2014
(In US$ millions)	Operating revenues	Net operating income	Net income	Net income attributable to non-controlling interest
Archer	2,254	29	(96)	—
Seabras Sapura Participacoes	29	(6)	(6)	—
Seabras Sapura Holding	39	24	13	—
Seadrill Partners	1,343	615	315	176
Seamex	—	—	—	—
Total	3,665	662	226	176

	Year ended December 31, 2013
(In US$ millions)	Operating revenues	Net operating income	Net income	Net income attributable to non-controlling interest
Archer	2,041	(438)	(519)	—
Seabras Sapura Participacoes	—	(2)	(1)	—
Seabras Sapura Holding	—	—	(1)	—
Seadrill Partners	—	—	—	—
Seamex	—	—	—	—
Total	2,041	(440)	(521)	—

At the year end the share of recorded equity in the statutory accounts of the Company’s associated companies were as follows:

(In US$ millions)	December 31, 2015	December 31, 2014	December 31, 2013
Archer	79	218	253
Seabras Sapura Participacoes	24	24	13
Seabras Sapura Holding	19	6	—
Seadrill Partners *	N/A	N/A	—
Seamex	200	—	—
Total	322	261	277

*
The Company accounts for its direct interests in operating subsidiaries of Seadrill Partners, and its ownership of Seadrill Partners Subordinated Units, under the equity method. The Company’s share of Seadrill Partner’s recorded equity consists of the equity attributable to non-controlling interests in Seadrill Partners, and additionally a proportionate share of equity attributable to Seadrill Partners’ unitholders.

The equity attributable to non-controlling interest in Seadrill Partners as at December 31, 2015 was $1,133 million. Seadrill’s holding in the subordinated units represents 18.0% of the limited partner interests in Seadrill Partners. Total equity attributable to Seadrill Partners unitholders as at December 31, 2015 was $964 million.